Offerings	Jul. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights to purchase units, each unit consisting of common stock, par value $0.0001 per share, and warrants to purchase common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)
This registration statement relates to: (a) subscription rights to purchase units of the Registrant, each unit consisting of the shares of the Registrant’s common stock and the Registrant’s warrants, (b) the shares of the Registrant’s common stock issuable upon the exercise of such subscription rights pursuant to the rights offering, and (c) the shares of the Registrant’s common stock (the “Warrant Shares”) issuable upon the exercise of warrants to purchase common stock to be received upon the exercise of subscription rights.

(2)
No separate registration fee is payable with respect to the subscription rights or Warrant Shares offered hereby since the subscription rights and Warrant Shares are being registered in the same registration statement as the common stock underlying the subscription rights.

(4)
Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from (a) the assumed exercise of all subscription rights, which would yield gross proceeds to the Company equal to a maximum of $149,999,995.91 and (b) the assumed exercise in full of all of the warrants forming part of the units, which would yield gross proceeds to the Company equal to a maximum of $65,819,997.12.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of Subscription Rights and exercise of Warrants
Maximum Aggregate Offering Price	$ 215,819,993.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,804.74
Offering Note

(1)
This registration statement relates to: (a) subscription rights to purchase units of the Registrant, each unit consisting of the shares of the Registrant’s common stock and the Registrant’s warrants, (b) the shares of the Registrant’s common stock issuable upon the exercise of such subscription rights pursuant to the rights offering, and (c) the shares of the Registrant’s common stock (the “Warrant Shares”) issuable upon the exercise of warrants to purchase common stock to be received upon the exercise of subscription rights.

(2)
No separate registration fee is payable with respect to the subscription rights or Warrant Shares offered hereby since the subscription rights and Warrant Shares are being registered in the same registration statement as the common stock underlying the subscription rights.

(4)
Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from (a) the assumed exercise of all subscription rights, which would yield gross proceeds to the Company equal to a maximum of $149,999,995.91 and (b) the assumed exercise in full of all of the warrants forming part of the units, which would yield gross proceeds to the Company equal to a maximum of $65,819,997.12.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)
This registration statement relates to: (a) subscription rights to purchase units of the Registrant, each unit consisting of the shares of the Registrant’s common stock and the Registrant’s warrants, (b) the shares of the Registrant’s common stock issuable upon the exercise of such subscription rights pursuant to the rights offering, and (c) the shares of the Registrant’s common stock (the “Warrant Shares”) issuable upon the exercise of warrants to purchase common stock to be received upon the exercise of subscription rights.

(2)
No separate registration fee is payable with respect to the subscription rights or Warrant Shares offered hereby since the subscription rights and Warrant Shares are being registered in the same registration statement as the common stock underlying the subscription rights.

(4)
Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement from (a) the assumed exercise of all subscription rights, which would yield gross proceeds to the Company equal to a maximum of $149,999,995.91 and (b) the assumed exercise in full of all of the warrants forming part of the units, which would yield gross proceeds to the Company equal to a maximum of $65,819,997.12.